Schedule of cash and cash equivalents (Details) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash in bank	€ 12,209,242	€ 29,790,838
Cash in hand & prepaid cards	4,018	4,018
Total	€ 12,213,260	€ 29,794,856